SCHEDULE OF PROPERTY AND EQUIPMENT (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, beginning balance		$ 74,592,000	$ 92,507,000
Additions		8,908,000	1,086,000
Disposal		(273,000)	(234,000)
Impairment			(1,726,000)	$ (25,284,000)
Amortization and depreciation	$ (1,644,000)	(12,827,000)	(17,276,000)	(20,285,000)
Lease termination		(30,418,000)	(2,136,000)
Exchange difference		(4,579,000)	2,371,000
Net carrying amount (HK$”000)	4,539,000	35,403,000	74,592,000	92,507,000
Cost		65,027,000	129,814,000
Accumulated amortization and depreciation		(29,624,000)	(52,755,000)
Accumulated impairment			(2,467,000)
Net carrying amount	4,539,000		74,592,000	92,507,000
Right of-use Assets [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, beginning balance		55,660,000	68,000,000
Additions		8,479,000	275,000
Disposal
Impairment
Amortization and depreciation		(9,199,000)	(12,107,000)
Lease termination		(30,418,000)	(2,136,000)
Exchange difference		(3,133,000)	1,628,000
Net carrying amount (HK$”000)	2,742,000	21,389,000	55,660,000	68,000,000
Cost		24,549,000	79,866,000
Accumulated amortization and depreciation		(3,160,000)	(24,206,000)
Accumulated impairment
Net carrying amount	2,742,000		55,660,000	68,000,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, beginning balance		2,547,000	6,134,000
Additions		256,000	439,000
Disposal
Impairment			(1,480,000)
Amortization and depreciation		(1,668,000)	(2,540,000)
Lease termination
Exchange difference		(157,000)	(6,000)
Net carrying amount (HK$”000)	125,000	978,000	2,547,000	6,134,000
Cost		12,865,000	18,165,000
Accumulated amortization and depreciation		(11,887,000)	(13,401,000)
Accumulated impairment			(2,217,000)
Net carrying amount	125,000		2,547,000	6,134,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, beginning balance		2,684,000	3,734,000
Additions		173,000	372,000
Disposal		(94,000)	(234,000)
Impairment			(246,000)
Amortization and depreciation		(886,000)	(1,286,000)
Lease termination
Exchange difference		(179,000)	344,000
Net carrying amount (HK$”000)	218,000	1,698,000	2,684,000	3,734,000
Cost		12,244,000	14,751,000
Accumulated amortization and depreciation		(10,546,000)	(11,818,000)
Accumulated impairment			(250,000)
Net carrying amount	218,000		2,684,000	3,734,000
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, beginning balance		735,000	1,122,000
Additions
Disposal		(179,000)
Impairment
Amortization and depreciation		(172,000)	(410,000)
Lease termination
Exchange difference		(48,000)	23,000
Net carrying amount (HK$”000)	43,000	336,000	735,000	1,122,000
Cost		1,670,000	2,067,000
Accumulated amortization and depreciation		(1,334,000)	(1,332,000)
Accumulated impairment
Net carrying amount	43,000		735,000	1,122,000
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, beginning balance		12,966,000	13,517,000
Additions
Disposal
Impairment
Amortization and depreciation		(902,000)	(933,000)
Lease termination
Exchange difference		(1,062,000)	382,000
Net carrying amount (HK$”000)	1,411,000	11,002,000	12,966,000	13,517,000
Cost		13,699,000	14,965,000
Accumulated amortization and depreciation		(2,697,000)	(1,999,000)
Accumulated impairment
Net carrying amount	$ 1,411,000		$ 12,966,000	$ 13,517,000